UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DellaCamera Capital Management, LLC
Address: 461 Fifth Avenue
         10th Floor
         New York, NY  10017

13F File Number:  28-13490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vince Spinnato
Title:     Managing Member
Phone:     212-808-3590

Signature, Place, and Date of Signing:

     /s/ Vince Spinnato     New York, NY/USA     August 10, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $50,138 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOBYTEL INC                  COM              05275N106      813  1894518 SH       SOLE                  1894518        0        0
BOOTS & COOTS/INTL WELL CTRL   COM NEW          099469504      556   400000 SH       SOLE                   400000        0        0
CURAGEN CORP                   COM              23126R101     2268  1574964 SH       SOLE                  1574964        0        0
EDCI HLDGS INC                 COM              268315108     1673 318670.6 SH       SOLE                 318670.6        0        0
ENZON PHARMACEUTICALS INC      COM              293904108    27868  3523194 SH       SOLE                  3523194        0        0
ENZON PHARMACEUTICALS INC      COM              293904108      697    88100 SH  CALL SOLE                    88100        0        0
ENZON PHARMACEUTICALS INC      NOTE 4.000% 6/0  293904AE8     1400  1500000 PRN      SOLE                  1500000        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109      335    25000 SH       SOLE                    25000        0        0
JAVELIN PHARMACEUTICALS INC    COM              471894105       31    25000 SH       SOLE                    25000        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     1173   410000 SH       SOLE                   410000        0        0
NABI BIOPHARMACEUTICALS        COM              629519109     7883  3244227 SH       SOLE                  3244227        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1     1130  1500000 PRN      SOLE                  1500000        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105      452    20000 SH       SOLE                    20000        0        0
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936B408      255    10000 SH       SOLE                    10000        0        0
POWERSHS DB US DOLLAR INDEX    DOLL INDX BULL   73936D107     1434    60000 SH       SOLE                    60000        0        0
SANTA MONICA MEDIA CORP        *W EXP 03/27/201 802501114        0    33100 SH       SOLE                    33100        0        0
SOUTHERN CONN BANCORP INC      COM              84264A102     1415   259700 SH       SOLE                   259700        0        0
UNISYS CORP                    COM              909214108      755   500000 SH       SOLE                   500000        0        0